Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 13,342	$ 12,540	$ 11,356	$ 13,525	$ 13,829	$ 12,873	$ 11,458	$ 12,326	$ 11,020	$ 9,897	$ 10,000
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 13,007	12,256	11,139	13,286	13,620	12,710	11,339	12,243	10,962	9,869	10,000
JPMorgan Emerging Markets Bond Index - Global [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Bond Index - Global
Account Value	$ 13,541	$ 12,807	$ 11,595	$ 13,879	$ 14,092	$ 13,309	$ 11,632	$ 12,194	$ 11,155	$ 10,123	$ 10,000